Expense Example - FidelityTacticalBondFund-RetailPRO - FidelityTacticalBondFund-RetailPRO - Fidelity Tactical Bond Fund - Fidelity Tactical Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	343
5 years	659
10 years	$ 1,557